Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	29,016,656,496	29,457,941,452
Unissued shares authorized for executives' stock compensation programs	881,442,830	881,442,830
Repurchased shares	441,284,956	0
Number of shares issued	30,339,384,282	30,339,384,282
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	14,508,328,248	14,728,970,726
Unissued shares authorized for executives' stock compensation programs	440,721,415	440,721,415
Repurchased shares	220,642,478	0
Number of shares issued	15,169,692,141	15,169,692,141